Going Concern (Details) - USD ($)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Loss	$ (416,133)	$ (295,532)
Working capital deficit	1,042,653
Liabilities in excess of assets	$ 906,825